related party transactions - Transactions with key management personnel (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Transactions with key management personnel
Outstanding liability-accounted share-based compensation awards	$ 0	$ 0
Key management personnel
Transactions with key management personnel
Number of months base salary considered for severance payments	18 months
Annual cash bonus as a percentage of base salary upon termination without cause	50.00%